Commitments and Contingencies - Summary of future minimum payments under these capital lease arrangements (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2021 (remaining 3 months)	$ 198
2022/2021	779	$ 839
2023/2022	330	779
2023		330
Thereafter	0	0
Total minimum lease payments	1,307	1,948
Less: amount representing interest	(160)	(323)
Present value of minimum lease payments	$ 1,147	$ 1,625